RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Related Party Transactions
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

Key management personnel consist of the Chief Executive Officer, Chief Financial Officer, and the directors of the Company.  The remuneration of the key management personnel is as follows:

a)	Salaries of $90,000 (2017 - $60,000) and nil (2017 – 400,000) shares of common stock valued at $nil (2017 - $60,000), recognized in consulting expense, to the CEO of the Company;

b)	Consulting fees of $nil (2017 - $33,617) to the former CEO of the Company.

c)	Consulting fees of $24,000 (2017 - $18,000) to the CFO of the Company, and consulting fees of $7,500 (2017 - $2,896) to a company in which the CFO holds a 50% interest.

d)	Consulting fees of $7,500 (2017 - $2,896) to a company in which a former director of the Company holds a 50% interest.

e)	Directors fees of $50,855 (2017 - $Nil) to directors of the Company.

f)	Share-based payments of $nil (2017 - $106,096) to the CEO and directors of the Company.

As at January 31, 2018, the Company has recorded loans from related parties of $37,494 (US$30,500) (July 31, 2017 - $38,079 (US$30,500)) representing advances made by a director and a former director and officer.  The advances are due on demand without interest.

As at January 31, 2018, included in accounts payable and accrued liabilities is $31,029 (July 31, 2017 - $20,385) in accounts and advances payable and accrued liabilities to current and former officers and companies controlled by directors and officers of the Company.

8.	RELATED PARTY TRANSACTIONS

Key management personnel consist of the Chief Executive Officer, Chief Financial Officer, and the directors of the Company.  The remuneration of the key management personnel is as follows:

a)	Salaries of $135,000 (2016 - $5,000) to the CEO of the Company.

b)	Consulting fees of $32,119 (2016 - $30,000) to the former CEO of the Company.

c)	Consulting fees of $52,429 (2016 - $18,000) to the CFO of the Company, and consulting fees of $11,476 (2016 - $4,946) to a company in which the CFO holds a 50% interest.

d)	Consulting fees of $149,333 (2016 - $Nil) to a company controlled by a former director of the Company, and consulting fees of $11,476 (2016 - $4,946) to a company in which the former director holds a 50% interest.

e)	Share-based payments of $885,375 (2016 - $246,004) to the CEO and directors of the Company.

As at July 31, 2017, the Company has recorded loans from related parties of $38,079 (US$30,500) (2016 - $43,214 or US$33,099) representing advances made by a director and a former director and officer.  The advances are due on demand without interest.

As at July 31, 2017, included in due to related parties is $20,385 (2016 - $25,494) in accounts and advances payable and accrued liabilities to current and former officers and companies controlled by directors and officers of the Company.

Included in general and administration expenses for the year ended July 31, 2017 is rent of $Nil (2016 - $7,128) paid to Skanderbeg Capital Partners Inc., a company that previously advised the Company’s management and performed promotional work for the Company.